DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
DEFERRED REVENUES
Schedule of Deferred revenues

	December 31,
	2023	2022
Deferred revenues on maintenance contracts	1,809	1,803
Deferred revenue on RPP	492	517
Deferred revenue on sale of devices	104	83
Deferred revenue on extension of warranty, included in sales contracts	591	535
Deferred revenue on treatment probe lease and other	1,696	1,376
Total	4,693	4,314
Less long term portion	(643)	(264)
Current portion	4,049	4,050

Schedule of Deferred revenue on extension of warranty

December 31,
2023
2024	224
2025	183
2026	74
2027	46
2028	30
2029 and thereafter	35
Total	591

Changes in deferred revenue on extension of warranty

Total
Balance as of December 31, 2021	740
New extension of warranty	162
Recognition of revenue	(367)
Balance as of December 31, 2022	535
New extension of warranty	238
Recognition of revenue	(181)
Balance as of December 31, 2023	591